INVESTMENTS - Additional Information (Details) $ / shares in Units, S/ in Thousands		12 Months Ended
	Jun. 29, 2020 item $ / shares shares	Dec. 31, 2020 PEN (S/) item shares	Dec. 31, 2019 PEN (S/) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 PEN (S/) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 PEN (S/) item	Jul. 30, 2019 USD ($)
Disclosure of Investments [Line Items]
Individual unrealized loss		S/ 13,000	S/ 1,500
Credit derivative, nominal amount					S/ 54,844,606		S/ 69,720,506
Non-current financial assets at fair value through profit or loss					6,467,471		3,850,762
Estimated fair value					42,831,258		25,370,413
Dividends received		2,674,400	3,610,700
Financial assets at amortised cost					2,196,220		1,907,738
Provision of credit loss		S/ 52,300
Recovery of credit loss			S/ 700
Financial Assets Maturity Date Description		January 2021 and April 2026	January 2020 and April 2026
Peruvian company Rutas de Lima S.A.C
Disclosure of Investments [Line Items]
Individual unrealized loss		S/ 40,500
Peru
Disclosure of Investments [Line Items]
Percentage of corporate bonds issued		43.60%	51.70%
United States
Disclosure of Investments [Line Items]
Percentage of corporate bonds issued		32.30%	26.80%
Colombia
Disclosure of Investments [Line Items]
Percentage of corporate bonds issued		4.60%	3.60%
Other countries
Disclosure of Investments [Line Items]
Percentage of corporate bonds issued		19.50%	17.90%
Repurchase Agreement [Member]
Disclosure of Investments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income					S/ 997,800		S/ 1,588,700
Certificates of payment on work progress [Member] | Minimum
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments				2.42%	2.42%	3.74%	3.74%
Certificates of payment on work progress [Member] | Maximum
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments				3.47%	3.47%	4.67%	4.67%
Financial assets at amortised cost, class [member]
Disclosure of Investments [Line Items]
Notional amount | $								$ 2,117,500.000
Financial assets at amortised cost | $								73,030,400
Financial assets, at fair value					S/ 2,766,200		S/ 1,569,300	75,147,900
Credit exposure | $								$ 82,400.000
Participation in Credicorp Capital Latin American Corporate Debt Fund
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss					135,500
Participation in Credicorp Capital Latin American Investment Grade Fund
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss					99,400
Participation in Royalty Pharma plc
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss				$ 37,900,000	137,200
Investment in number of shares | shares		757,692
Participation inFondo de Inversin Colectiva Fonval
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss					35,500
Participation in Fondo de capital privado 4G Credicorp Capital
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss					S/ 49,000
The Soles [Member] | Minimum
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments				0.74%	0.74%	2.14%	2.14%
The Soles [Member] | Maximum
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments				5.06%	5.06%	5.28%	5.28%
US Dollars [Member] | Minimum
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments				0.00%	0.00%	0.45%	0.45%
US Dollars [Member] | Maximum
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments				3.05%	3.05%	2.53%	2.53%
US Dollars [Member] | Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Estimated fair value					S/ 105,600		S/ 133,500
Bolivianos [Member] | Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Estimated fair value					S/ 173,200		S/ 166,900
Certificates of deposit BCRP
Disclosure of Investments [Line Items]
Number of instruments or interests issued or issuable | item				5,174	5,174	87,530	87,530
Certificates of deposits				$ 517,230,000	S/ 1,872,900
Number of certificates of deposits | item		153,760
Non-current financial assets at fair value through profit or loss					1,872,875		S/ 0
Estimated fair value					15,364,282		S/ 8,665,272
Balance of investment | $				$ 6,650,000
Certificates of deposit BCRP | Colombia
Disclosure of Investments [Line Items]
Balance of investment					24,100
Certificates of deposit BCRP | Bolivia
Disclosure of Investments [Line Items]
Balance of investment					S/ 861,800
Certificates of deposit BCRP | Minimum
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments				0.25%	0.25%
Certificates of deposit BCRP | Maximum
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments				0.28%	0.28%
Certificates of deposit BCRP | Currency swaps | Cash flow hedges
Disclosure of Investments [Line Items]
Certificates of deposits					S/ 405,200
Certificates of deposit BCRP | The Soles [Member] | Minimum
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				0.25%	0.25%	2.02%	2.02%
Certificates of deposit BCRP | The Soles [Member] | Maximum
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				0.73%	0.73%	2.35%	2.35%
Government Treasury Bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss					S/ 1,584,913		S/ 1,276,573
Estimated fair value					S/ 12,205,049		S/ 6,698,076
Government Treasury Bonds | Minimum
Disclosure of Investments [Line Items]
Percentage of effective annual interest rate excluding bonds interest rate				0.16%	0.16%
Government Treasury Bonds | The Soles [Member] | Minimum
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				(1.20%)	(1.20%)	0.55%	0.55%
Government Treasury Bonds | The Soles [Member] | Maximum
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				5.08%	5.08%	5.31%	5.31%
Government Treasury Bonds | US Dollars [Member] | Minimum
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				0.03%	0.03%	1.11%	1.11%
Government Treasury Bonds | US Dollars [Member] | Maximum
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				4.61%	4.61%	4.61%	4.61%
Derivatives held as hedges [Member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount					S/ 2,811,888		S/ 6,270,638
Derivatives held as hedges [Member] | Cross currency swap contract four [Member] | Cash flow hedges
Disclosure of Investments [Line Items]
Credit derivative, nominal amount					90,525		82,850
Derivatives held as hedges [Member] | Cross currency swap contract five [Member] | Cash flow hedges
Disclosure of Investments [Line Items]
Credit derivative, nominal amount					0		231,980
Derivatives held as hedges [Member] | Cross currency swap contract five [Member] | Fair value hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount					628,700		618,800
Derivatives held as hedges [Member] | Interest rate swap contract six [Member] | Cash flow hedges
Disclosure of Investments [Line Items]
Credit derivative, nominal amount					0		994,200
Derivatives held as hedges [Member] | Cross currency swap contract [Member] | Cash flow hedges
Disclosure of Investments [Line Items]
Credit derivative, nominal amount					487,046		107,425
Amortized cost [Member]
Disclosure of Investments [Line Items]
Balance of investment					S/ 4,858,279		3,399,133
Bonds issued by JP Morgan Chase & Co. and Cineplex S.A | Minimum
Disclosure of Investments [Line Items]
Percentage of effective annual interest rate excluding bonds interest rate				0.01%	0.01%
Bonds issued by JP Morgan Chase & Co. and Cineplex S.A | Maximum
Disclosure of Investments [Line Items]
Percentage of effective annual interest rate excluding bonds interest rate				14.31%	14.31%
Bonds issued by JP Morgan Chase & Co.
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				(0.31%)	(0.31%)
Bonds issued by Cineplex S.A
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				16.21%	16.21%
Bond issued by the Peruvian Treasury
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				(1.20%)	(1.20%)
Corporate bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss					S/ 328,315		326,673
Corporate bonds | Currency swaps | Cash flow hedges
Disclosure of Investments [Line Items]
Credit derivative, nominal amount					S/ 81,800		S/ 107,400
Corporate bonds | The Soles [Member] | Minimum
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				(0.31%)	(0.31%)	1.09%	1.09%
Corporate bonds | The Soles [Member] | Maximum
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				16.21%	16.21%	8.16%	8.16%
Corporate bonds | US Dollars [Member] | Minimum
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				0.01%	0.01%	0.47%	0.47%
Corporate bonds | US Dollars [Member] | Maximum
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets				10.51%	10.51%	8.25%	8.25%
RPI International Holding, LP
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss				$ 1,550,000	S/ 5,641	$ 20,700,000	S/ 68,584
Investment in number of shares | shares	973,545
Number of participations | item	97,355	7,594	112,187
Unit price of participations | $ / shares	$ 205.10
Unit price of shares | $ / shares	$ 20.51
Peruvian sovereign bonds [Member]
Disclosure of Investments [Line Items]
Financial Assets Maturity Date Description		January 2023 to February 2055
Peruvian sovereign bonds [Member] | Minimum
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments				(1.20%)	(1.20%)
Peruvian sovereign bonds [Member] | Maximum
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments				5.08%	5.08%